ProShares S&P 500 Income Accelerator ETF Investment Strategy - ProShares S&P 500 Income Accelerator ETF	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.The Index is designed to replicate the performance of an investment strategy that maintains a portfolio of autocallable notes with staggered maturities. This combination is often referred to as a “laddered autocallable strategy.” The laddered structure is designed to provide diversification across maturities and a more consistent stream of income than an investment in a single autocallable note. Generally, in pursuing a laddered autocallable strategy, an investor is seeking to generate consistent income. In particular, the Index is designed to replicate the performance of a strategy that maintains a portfolio of equivalent autocallable notes linked to the S&P 500 Index at weekly-staggered maturities.Generally, a laddered autocallable strategy linked to the S&P 500 Index aims to generate high and consistent income. An autocallable note is a structured debt instrument that pays regular income and returns principal at maturity provided the losses of a specified equity instrument (“underlying”) do not exceed a certain level (“barrier”). Should underlying losses exceed the barrier at maturity, the amount returned by the autocallable note is subject to the losses incurred by the underlying. Additionally, an autocallable note is subject to early redemption if, after a specified amount of time has passed (“non-call period”), the price of the underlying has appreciated beyond a certain level (“autocall level”). Typically, autocallable notes are purchased over the counter, available only to institutional investors, and lack a significant secondary market, which makes autocallable note prices difficult to observe. Therefore, the Index attempts to replicate the risk, return, and yield characteristics of the laddered autocallable strategy by measuring the performance of equivalent autocallable notes (“autocallables”). The autocallables of the Index are equivalent because their individual performances, for purposes of calculating the Index, are determined by the Index provider based on a certain defined valuation approach and observable market data. The autocallables of the Index are not investable instruments that exist in the market and the Fund does not invest directly in autocallable notes. The Index measures the performance of a laddered autocallable strategy that maintains a portfolio of up to 156 equivalent autocallables of weekly-staggered maturities. Each of the autocallables of the Index are identical, except for maturity date. In particular, the autocallables of the Index specify: ●S&P 500 Futures 35% Volatility Compass TCA 6% Decrement Index (the “Underlying Index”) as the underlying ●3-year time to maturity (expected to return principal after 3 years, unless called) ●35% maturity barrier (will experience principal loss if, upon maturity, the Underlying Index has declined more than 35% from its value when the note was created) ●1-year non-call period (will not be called for 1 year) ●100% autocall level (will be called if, after one year and at quarterly intervals thereafter, the Underlying Index is at or above its value when the note was created). The Underlying Index is designed to provide exposure to the S&P 500 Index while targeting an annualized volatility level of 35%. The use of an underlying index that includes a volatility target is intended to result in more consistent income. In seeking the 35% annualized volatility level target, the Underlying Index rebalances intraday, may reduce exposure to the S&P 500 Index (including to zero) when volatility is high and may obtain leveraged exposure to the S&P 500 Index (up to 500%) when volatility is low. The Underlying Index includes a 6% “decrement,” which means that its performance is reduced by a fixed amount each day to account for forgone dividends and other implementation costs. “TCA” references the inclusion of transaction cost adjustments included in the calculation of the Index. The S&P 500 Index is designed to measure the performance of 500 of the largest companies listed and domiciled in the U.S. The Fund intends to make distributions each month of an amount that generally reflects the income earned by the Index (net of Fund expenses), as measured by the S&P 500 Futures 35% Volatility Compass Autocall Income Only Index (the “Income Only Index”), a sub-index that measures the income generated by the Index from autocallables. The monthly distributions are intended to provide shareholders with autocallable income. Some or all of the monthly distributions may be characterized as a return of capital and some or all of the monthly distributions may be characterized as ordinary income. The income measured by the Income Only Index can also be understood to reflect the premium that would be received from selling a 35% barrier down-and-in put option on the Underlying Index expiring in three years. The seller of a down-and-in put option receives a payment (“premium”) from the buyer. In this way, a down-and-in put strategy provides income in the form of option premiums. The seller is obligated to purchase the underlying from the buyer at a specified price (“strike price”) on or before a specified date (“expiration date”), but only if the value of the underlying falls below the barrier during the term of the option. If the barrier is breached, the option becomes effective and may be exercised by the buyer if the value of the underlying asset is below the strike price, resulting in a loss to the seller. If the barrier is not breached before expiration, the option expires without becoming effective, and the seller retains the premium received. The Index, the Underlying Index and the Income Only Index are constructed and maintained by S&P Dow Jones Indices LLC. More information about each can be found using the Bloomberg ticker symbols “SPFVC6AC”, “SPFVC6TD”, and “SPFVC6AI”.Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.The Fund will invest principally in the financial instruments listed below.●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, exchange-traded funds, interest rates or indexes. The Fund invests in derivatives (e.g. swap on the Index) in order to gain exposure to the Index. These derivatives principally include:○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. The Fund invests in CFTC regulated swap agreements.●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.○Money Market ETF — An exchange-traded money market fund managed by ProShare Advisors that holds U.S. Treasury bills, notes, or bonds.ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund may also invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure consistent with the investment objective.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.